Other Operating Expenses (Details) - Schedule of other operating expenses - USD ($)		6 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Operating Expenses [Abstract]
Transaction Expenses	[1]	$ 4,469,987
Miscellaneous Expenses		21,057	14,371
Other operating expenses		$ 4,491,044	$ 14,371

[1]	The transaction expenses were adjusted by the capitalization of the cost specifically attributable to the issue of new shares (using a criteria based on the percentage of shares issued) recognized in share premium.